RELATED PARTY TRANSACTIONS - Summary of net amounts charged by related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 19,593	$ 16,953
Frontline Management
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	602	1,069
SFL
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	17,314	13,482
Seatankers
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	344	1,365
Front Ocean Management AS
Related Party Transaction [Line Items]
Guarantee issued in respect of subsidiary performance under bunker supply agreement	$ 1,333	$ 1,037